CAPITAL DISCLOSURES AND FINANCIAL RISK (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 16, 2014	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest rate of convertible notes	6.00%
Denominated percentages of expenses		90.00%	99.00%
Private Placements [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest rate of convertible notes	6.00%
Proceeds from the issuance of convertible notes	$ 1,070
Amount of issuance of share capital from warrant excise		$ 5,039
Issuance of share capital from warrant excise		1,971,916
Private Placements [Member] | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment term of convertible notes	3 years